Expense Example, No Redemption - FidelityGlobalEquityIncomeFund-AMCIZPRO - FidelityGlobalEquityIncomeFund-AMCIZPRO - Fidelity Global Equity Income Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Global Equity Income Fund - Class C
Expense Example, No Redemption:
1 Year	$ 197
3 Years	609
5 Years	1,047
10 Years	2,070
Fidelity Advisor Global Equity Income Fund - Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	990
Fidelity Advisor Global Equity Income Fund - Class A
Expense Example, No Redemption:
1 Year	689
3 Years	931
5 Years	1,192
10 Years	1,935
Fidelity Advisor Global Equity Income Fund - Class M
Expense Example, No Redemption:
1 Year	491
3 Years	790
5 Years	1,109
10 Years	2,014
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	$ 1,143